Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 28, 2023	Jan. 29, 2022	Jan. 30, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
This disclosure has been prepared in accordance with the SEC’s pay versus performance rules in Item 402(v) of Regulation
S-K
under the Exchange Act and does not necessarily reflect value actually realized by the NEOs or how the Compensation and Governance Committee evaluates compensation decisions in light of Company or individual performance. For discussion of how the Compensation and Governance Committee seeks to align pay with performance when making compensation decisions, please review “Compensation Discussion and Analysis” beginning on page 30.
The following tables and related disclosures provide information about (i) the total compensation of our principal executive officer (“PEO”) and our non-PEO
NEOs (the “Other NEOs”) as presented in the Summary Compensation Table on page 49, (ii) the “compensation actually paid” (“CAP”) to our PEO and our Other NEOs, as calculated pursuant to Item 402(v), (iii) certain financial performance measures, and (iv) the relationship of CAP to those financial performance measures.

					Value of Initial Fixed $100 Investment Based On:

Year (1)	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers	Average Compensation Actually Paid to Non-PEO Named Executive Officers (2)	Total Shareholder Return	Peer Group Total Shareholder Return (3)	Net Income (Loss) ($ millions)	Adjusted EBITDA (4) ($ millions)

2022	$7,717,586	$2,616,782	$2,208,757	$1,120,016	$28.18	$123.98	$294	($82)

2021	$6,951,730	$1,798,058	$2,383,950	$1,538,032	$72.32	$111.40	($14)	$65

2020	$2,735,125	$12,253,151	$1,001,009	$1,938,023	$149.63	$107.30	($405)	($348)

(1)
The CEO for each covered year was Timothy Baxter. The Other NEOs for 2020 and 2021 were Matthew Moellering, Malissa Akay and Sara Tervo. The Other NEOs for 2022 were Matthew Moellering, Malissa Akay, Sara Tervo and Jason Judd.

(2)
Amounts reported in this column are based on total compensation reported for our CEO and Other NEOs in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below. Fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes.

Adjustments	2022		2021		2020
	CEO	Other NEOs	CEO	Other NEOs	CEO	Other NEOs
Total from Summary Compensation Table	$7,717,586	$2,208,757	$6,951,730	$2,383,950	$2,735,125	$1,001,009
Subtract grant date fair value of equity awards reported in Summary Compensation Table for the covered year	($2,296,693)	($587,844)	($2,100,002)	($518,750)	($1,339,246)	($330,825)
Add fair value at year-end of any equity awards granted in the covered year that are outstanding and unvested as of the end of the covered year	$280,578	$72,945	$2,992,632	$641,277	$4,754,718	$1,174,527
Add/subtract change in fair value of awards granted in any prior year that are outstanding and unvested at end of covered year	($2,903,920)	($576,971)	($3,169,435)	($705,127)	$6,629,743	$237,431
Add fair value as of the vesting date of any awards granted in the covered year that vested during the covered year	$0	$0	$0	$0	$0	$0
Add/subtract change in fair value as of the vesting date of any equity awards granted in any prior year for which all applicable vesting conditions were satisfied during the covered year	($180,769)	$3,129	($2,876,867)	($263,317)	($527,189)	($144,119)
Compensation Actually Paid (as calculated)	$2,616,782	$1,120,016	$1,798,058	$1,538,032	$12,253,151	$1,938,023

(3)	Pursuant to Item 402(v) of Regulation S-K, the Company used the same peer group used for purposes of Item 201(e) of Regulation S-K: the Dow Jones U.S. Retail Apparel Index.

(4)
Adjusted EBITDA is a
non-GAAP
financial measure and calculated as described in Appendix B. While the Company uses numerous financial and non-financial
performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Adjusted EBITDA is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the NEOs, for the most recently completed fiscal year, to Company performance.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]	The Other NEOs for 2020 and 2021 were Matthew Moellering, Malissa Akay and Sara Tervo. The Other NEOs for 2022 were Matthew Moellering, Malissa Akay, Sara Tervo and Jason Judd
Peer Group Issuers, Footnote [Text Block]	Pursuant to Item 402(v) of Regulation S-K, the Company used the same peer group used for purposes of Item 201(e) of Regulation S-K: the Dow Jones U.S. Retail Apparel Index.
PEO Total Compensation Amount	$ 7,717,586	$ 6,951,730	$ 2,735,125
PEO Actually Paid Compensation Amount	$ 2,616,782	1,798,058	12,253,151
Adjustment To PEO Compensation, Footnote [Text Block]

Adjustments	2022		2021		2020
	CEO	Other NEOs	CEO	Other NEOs	CEO	Other NEOs
Total from Summary Compensation Table	$7,717,586	$2,208,757	$6,951,730	$2,383,950	$2,735,125	$1,001,009
Subtract grant date fair value of equity awards reported in Summary Compensation Table for the covered year	($2,296,693)	($587,844)	($2,100,002)	($518,750)	($1,339,246)	($330,825)
Add fair value at year-end of any equity awards granted in the covered year that are outstanding and unvested as of the end of the covered year	$280,578	$72,945	$2,992,632	$641,277	$4,754,718	$1,174,527
Add/subtract change in fair value of awards granted in any prior year that are outstanding and unvested at end of covered year	($2,903,920)	($576,971)	($3,169,435)	($705,127)	$6,629,743	$237,431
Add fair value as of the vesting date of any awards granted in the covered year that vested during the covered year	$0	$0	$0	$0	$0	$0
Add/subtract change in fair value as of the vesting date of any equity awards granted in any prior year for which all applicable vesting conditions were satisfied during the covered year	($180,769)	$3,129	($2,876,867)	($263,317)	($527,189)	($144,119)
Compensation Actually Paid (as calculated)	$2,616,782	$1,120,016	$1,798,058	$1,538,032	$12,253,151	$1,938,023

Non-PEO NEO Average Total Compensation Amount	$ 2,208,757	2,383,950	1,001,009
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,120,016	1,538,032	1,938,023
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Adjustments	2022		2021		2020
	CEO	Other NEOs	CEO	Other NEOs	CEO	Other NEOs
Total from Summary Compensation Table	$7,717,586	$2,208,757	$6,951,730	$2,383,950	$2,735,125	$1,001,009
Subtract grant date fair value of equity awards reported in Summary Compensation Table for the covered year	($2,296,693)	($587,844)	($2,100,002)	($518,750)	($1,339,246)	($330,825)
Add fair value at year-end of any equity awards granted in the covered year that are outstanding and unvested as of the end of the covered year	$280,578	$72,945	$2,992,632	$641,277	$4,754,718	$1,174,527
Add/subtract change in fair value of awards granted in any prior year that are outstanding and unvested at end of covered year	($2,903,920)	($576,971)	($3,169,435)	($705,127)	$6,629,743	$237,431
Add fair value as of the vesting date of any awards granted in the covered year that vested during the covered year	$0	$0	$0	$0	$0	$0
Add/subtract change in fair value as of the vesting date of any equity awards granted in any prior year for which all applicable vesting conditions were satisfied during the covered year	($180,769)	$3,129	($2,876,867)	($263,317)	($527,189)	($144,119)
Compensation Actually Paid (as calculated)	$2,616,782	$1,120,016	$1,798,058	$1,538,032	$12,253,151	$1,938,023

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]

Financial Performance Measures
As described in greater detail in “Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a pay-for-performance
philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our stockholders. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance, are as follows:

Adjusted EBITDA

Relative TSR

Operating Income

Total Shareholder Return Amount	$ 28.18	72.32	149.63
Peer Group Total Shareholder Return Amount	123.98	111.4	107.3
Net Income (Loss)	$ 294,000,000	$ (14,000,000)	$ (405,000,000)
Company Selected Measure Amount	(82,000,000)	65,000,000	(348,000,000)
PEO Name	Timothy Baxter
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]	Adjusted EBITDA is a
non-GAAP
financial measure and calculated as described in Appendix B. While the Company uses numerous financial and non-financial
	performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Adjusted EBITDA is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the NEOs, for the most recently completed fiscal year, to Company performance
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Operating Income
PEO [Member] | grant date fair value of equity awards reported in Summary Compensation Table for the covered year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,296,693)	$ (2,100,002)	$ (1,339,246)
PEO [Member] | fair value at yearend of any equity awards granted in the covered year that are outstanding and unvested as of the end of the covered year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	280,578	2,992,632	4,754,718
PEO [Member] | change in fair value of awards granted in any prior year that are outstanding and unvested at end of covered year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,903,920)	(3,169,435)	6,629,743
PEO [Member] | fair value as of the vesting date of any awards granted in the covered year that vested during the covered year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | change in fair value as of the vesting date of any equity awards granted in any prior year for which all applicable vesting conditions were satisfied during the covered year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(180,769)	(2,876,867)	(527,189)
Non-PEO NEO [Member] | grant date fair value of equity awards reported in Summary Compensation Table for the covered year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(587,844)	(518,750)	(330,825)
Non-PEO NEO [Member] | fair value at yearend of any equity awards granted in the covered year that are outstanding and unvested as of the end of the covered year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	72,945	641,277	1,174,527
Non-PEO NEO [Member] | change in fair value of awards granted in any prior year that are outstanding and unvested at end of covered year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(576,971)	(705,127)	237,431
Non-PEO NEO [Member] | fair value as of the vesting date of any awards granted in the covered year that vested during the covered year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | change in fair value as of the vesting date of any equity awards granted in any prior year for which all applicable vesting conditions were satisfied during the covered year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 3,129	$ (263,317)	$ (144,119)